Pensions and other postretirement benefits (Details 6) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Amounts recognized in Consolidated Balance Sheet
Noncurrent assets - Pension asset	CAD 907	CAD 1,305
Current liabilities	(18)	(18)
Noncurrent liabilities - Pension and other postretirement benefits	(694)	(720)
Pensions [Member]
Amounts recognized in Consolidated Balance Sheet
Noncurrent assets - Pension asset	907	1,305
Current liabilities	0	0
Noncurrent liabilities - Pension and other postretirement benefits	(442)	(469)
Total amount recognized	465	836
Other postretirement benefits [Member]
Amounts recognized in Consolidated Balance Sheet
Noncurrent assets - Pension asset	0	0
Current liabilities	(18)	(18)
Noncurrent liabilities - Pension and other postretirement benefits	(252)	(251)
Total amount recognized	CAD (270)	CAD (269)